Consolidated shareholders’ equity - Summary of Movements within Other Comprehensive Income (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of analysis of other comprehensive income by item [line items]
Items not subsequently reclassifiable to profit or loss	€ 12,000,000	€ (163,000,000)	€ (305,000,000)
Items subsequently reclassifiable to profit or loss	(4,022,000,000)	813,000,000	1,264,000,000
Items subsequently reclassifiable to profit or loss
Disclosure of analysis of other comprehensive income by item [line items]
Items subsequently reclassifiable to profit or loss	1,000,000	27,000,000	(7,000,000)
Items subsequently reclassifiable to profit or loss | Debt instruments
Disclosure of analysis of other comprehensive income by item [line items]
Items subsequently reclassifiable to profit or loss	5,000,000	0	0
Accumulated other comprehensive income | Items not subsequently reclassifiable to profit or loss
Disclosure of analysis of other comprehensive income by item [line items]
Actuarial gains/(losses) excluding investments accounted for using the equity method	(267,000,000)	(377,000,000)	201,000,000
Actuarial gains/(losses) of investments accounted for using the equity method, net of taxes	(1,000,000)	(5,000,000)	0
Tax effects	45,000,000	161,000,000	(69,000,000)
Accumulated other comprehensive income | Items not subsequently reclassifiable to profit or loss | Equity instruments included in financial assets
Disclosure of analysis of other comprehensive income by item [line items]
Change in fair value (excluding investments accounted for using the equity method)	358,000,000	30,000,000	(529,000,000)
Change in fair value (investments accounted for using the equity method, net of taxes)	(14,000,000)	80,000,000	(8,000,000)
Equity risk hedging instruments designated as fair value hedges	(24,000,000)	(4,000,000)	0
Tax effects	(85,000,000)	(48,000,000)	100,000,000
Items not subsequently reclassifiable to profit or loss	12,000,000	(163,000,000)	(305,000,000)
Accumulated other comprehensive income | Items subsequently reclassifiable to profit or loss
Disclosure of analysis of other comprehensive income by item [line items]
Change in fair value (excluding investments accounted for using the equity method)	4,000,000	(13,000,000)	3,000,000
Change in fair value (investments accounted for using the equity method, net of taxes)	0	0	0
Tax effects	(2,000,000)	4,000,000	(1,000,000)
Currency translation differences on foreign subsidiaries (excluding investments accounted for using the equity method)	(3,872,000,000)	850,000,000	1,273,000,000
Currency translation differences (investments accounted for using the equity method)	32,000,000	64,000,000	106,000,000
Hedges of net investments in foreign operations	180,000,000	(163,000,000)	(185,000,000)
Tax effects	58,000,000	(48,000,000)	(72,000,000)
Items subsequently reclassifiable to profit or loss	(4,022,000,000)	813,000,000	1,264,000,000
Accumulated other comprehensive income | Items subsequently reclassifiable to profit or loss | Regeneron
Disclosure of analysis of other comprehensive income by item [line items]
Currency translation differences (investments accounted for using the equity method)	(318,000,000)	0	0
Tax effects	2,000,000
Accumulated other comprehensive income | Items subsequently reclassifiable to profit or loss | Debt instruments
Disclosure of analysis of other comprehensive income by item [line items]
Change in fair value (excluding investments accounted for using the equity method)	15,000,000	28,000,000	(4,000,000)
Change in fair value (investments accounted for using the equity method, net of taxes)	0	0	0
Tax effects	€ (3,000,000)	€ (5,000,000)	€ 0